CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 62	$ 51	$ 32
Property and equipment, accumulated depreciation	1,259	1,233	1,150
Customer relationships, accumulated amortization	4,964	4,871	4,418
Other intangibles, accumulated amortization	$ 1,971	$ 1,965	$ 1,743
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	1,000	1,000	1,000
Common stock, issued shares (in shares)	1,000	1,000	1,000